Postretirement Benefit and Post Employment Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Post employment obligation	$ 2.1	$ 1.4
Contract Termination [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan actuarial calculations, average length of service	5 years 10 months 24 days
Defined benefit plan actuarial calculations, percentage of increase in average salary	5.00%
Defined benefit plan actuarial calculations, percentage of discount rate	2.00%	2.00%
Post employment obligation	2.1	1.4
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan expenses	3.0	2.3	2.6
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of employees under defined benefit pension plans	164	164
Number of defined benefit pension plans	2
Net actuarial gains (losses) recognized in accumulated other comprehensive income	(0.1)	3.9
Accumulated benefit obligation for pension plan	17.1	17.0
Estimated net periodic pension cost	1.1	1.3	1.0
Expected long-term rate of return on plan assets	3.25%
Expected benefit to be paid for pension plan on 2015	1.1
Partnership contributions	1.0
Participant contributions	0.1
Expected benefit to be paid for pension plan on 2016	0.7
Expected benefit to be paid for pension plan on 2017	0.7
Expected benefit to be paid for pension plan on 2018	0.5
Expected benefit to be paid for pension plan on 2019	0.6
Expected benefit to be paid for pension plan from 2020 through 2024	3.9
Defined benefit plan actuarial calculations, percentage of increase in average salary		3.50%
Foreign Pension Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net periodic pension cost				$ 1.0
Minimum [Member] | Contract Termination [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan actuarial calculations, percentage of increase in average salary		2.00%
Minimum [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	3.25%	3.25%
Defined benefit plan actuarial calculations, percentage of increase in average salary	3.00%
Defined benefit plan actuarial calculations, percentage of discount rate	2.00%	3.35%
Maximum [Member] | Contract Termination [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan actuarial calculations, percentage of increase in average salary		3.00%
Maximum [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	5.30%	5.30%
Defined benefit plan actuarial calculations, percentage of increase in average salary	3.50%
Defined benefit plan actuarial calculations, percentage of discount rate	2.35%	3.60%